FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS:	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS:
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS:

5. FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS:

Financial instruments include cash and cash equivalents, accounts receivable, accounts payable, debt instruments and derivatives. Due to their short term maturity, the carrying amount of receivables and payables approximate carrying value. Cash equivalents primarily consist of highly liquid investments with original maturities of three months or less at the time of purchase and are recorded at cost, which approximates fair value. The Company has exposure to market risk from changes in interest rates and foreign currency exchange rates. As a result, certain derivative financial instruments may be used when available on a cost-effective basis to hedge the underlying economic exposure. Certain of these instruments qualify as cash flow and net investment hedges upon meeting the requisite criteria, including effectiveness of offsetting hedged exposures.Changes in the fair value of derivatives that do not qualify for hedge accounting are recognized in earnings as they occur.Derivative financial instruments are not used for trading purposes.

All financial instruments including, derivatives, are subject to counterparty credit risk which is considered as part of the overall fair value measurement. Counterparty credit risk is mitigated by entering into derivative contracts with only major financial institutions of investment grade quality and by limiting the amount of exposure to each financial institution. The Company has considered credit adjustments in its determination of the fair value of its derivative assets and liabilities as of December31, 2011 and 2010 based on market participant assumptions. In addition, based on the credit evaluation of each counter-party institution as of December31, 2011 and 2010, the Company believes the carrying values to be fully realizable.No counterparty has experienced a significant downgrade in 2011 and the condensed consolidated financial statements would not be materially impacted if any counterparties failed to perform according to the terms of its agreement. Under the terms of the agreements, posting of collateral is not required by any party whether derivatives are in an asset or liability position.

Interest Rate Swaps Not Designated as Hedging Instruments

Although the Company is not required under the terms of any of its long-term debt facilities to hedge, or otherwise protect against interest rate fluctuations in its variable-rate debt, the Company has entered into interest rate swaps to manage its exposure to changes in interest rates related to certain variable-rate debt. As of December31, 2011, these contracts cover notional amounts of €195.0 million (at interest rates of 1.40%) and were originally entered into to effectively convert all of the obligations under the Titanium Dioxide Pigments term loan facility to fixed rate obligations. These contracts will mature in June2013. As of December31, 2010, these contracts covered notional amounts of €488.8 million (at interest rates ranging from 1.40% to 4.416%) and were originally entered into to effectively convert a portion of the senior secured credit obligations and all of the obligations under the Titanium Dioxide Pigments term loan facility to fixed rate obligations.

The Company has not applied hedge accounting for these interest rate swaps and has recorded the mark-to-market of these derivatives as a component of interest expense in its consolidated statements of operations. The Company may in the future consider adjusting the amounts covered by these derivative contracts to better suit its capital structure. The Company may allow all or a portion of these swaps to lapse, enter into replacement swaps or settle these swaps prior to expiration. After entering into interest rate swaps, the Company had $855.0 million (the majority of which was subject to a Libor floor of 1.00%) and $908.9 million of variable-rate debt outstanding as of December31, 2011 and 2010, respectively.

In February2011, in connection with the refinancing of the senior secured credit facility, an interest rate swap with a notional amount of €262.9 million ($354.6 million based on the exchange rate in effect on the date of the payment) was terminated resulting in a payment of €10.8 million ($14.6 million based on the exchange rate in effect on the date of the payment).

Cash Flow Hedges

In October2010 and January2011, the Company entered into foreign currency forward contracts to manage its exposure to fluctuations in currency rates on cash flows on certain forecasted sales denominated in currencies other than the functional currency of legal entities in its Surface Treatment segment and Titanium Dioxide Pigments segment.These foreign currency forward contracts hedged the exposure to movements in foreign exchange rates for forecasted transactions that expired in December2011.As a result, there were no notional amounts outstanding for foreign currency forward contracts as of December31, 2011. As of December31, 2010, the Company had notional amounts outstanding for foreign currency forward contracts of $12.5 million for its Surface Treatment segment. The instruments were designated as foreign exchange cash flow hedges and were effective at generating offsetting changes in the cash flows of the hedged item or transaction.

Net Investment Hedges

The Company designated a portion of its Euro-denominated debt that is recorded on its U.S. books as a net investment hedge of its Euro-denominated investments (Euro debt of €14.1 million at December31, 2011; $18.3 million). As a result, any foreign currency gains and losses resulting from the Euro-denominated debt discussed above are accounted for as a component of accumulated other comprehensive income.

The following table provides the fair value and balance sheet location of the Company's derivative instruments as of December31, 2011 and 2010:

		LiabilityDerivatives
		FairValueasof
		December31,
($inmillions)	BalanceSheetLocation	2011	2010
Derivatives Designated as Hedging Instruments:
Foreign exchange contracts	Accrued expenses and other current liabilities	$-	$0.5
Total derivatives designated as hedging instruments		$-	$0.5

Derivatives Not Designated as Hedging Instruments:
Interest rate swaps	Accrued expenses and other current liabilities	$1.5	$2.2
	Other liabilities	0.7	17.3
Total derivatives not designated as hedging instruments		$2.2	$19.5
Total derivatives		$2.2	$20.0

The following table provides the gains and losses reported in "Other Comprehensive Income" ("OCI") within Equity for the years ended December31, 2011, 2010 and 2009:

	AmountofGainor(Loss)Recognizedin
	OCIonDerivativesandOtherFinancial
	Instruments(EffectivePortion)
	YearendedDecember31,
($inmillions)	2011	2010	2009
Derivatives in Cash Flow Hedging Relationships:
Foreign exchange contracts	$0.5	$0.5	$(0.5)

Net Investment Hedging Relationships:
Cross-currency interest rate swaps	$-	$-	$(16.5)
Euro-denominated debt	(9.9)	2.7	(21.4)
Total derivatives	$(9.9)	$2.7	$(37.9)

For the years ended December31, 2011, 2010 and 2009, gains of $2.5 million, $3.3 million and $0.5 million, respectively, were reclassified from accumulated other comprehensive income into income.

The following table provides the gains and losses reported in the Consolidated Statements of Operations for the years ended December31, 2011, 2010 and 2009:

	AmountofGainor(Loss)
	RecognizedinIncomeonDerivatives			LocationofGainor(Loss)
	YearendedDecember31,			RecognizedinIncomeon
($inmillions)	2011	2010	2009	Derivatives
Derivatives Not Designated as Hedging Instruments:
Interest rate contracts	$0.5	$11.8	$4.0	Interest expense
Cross-currency interest rate swaps	-	1.6	(0.1)	Interest expense
Foreign exchange contracts	-	(0.2)	-	Selling, general and administrative expenses
Total derivatives	$0.5	$13.2	$3.9

The Company follows a fair value measurement hierarchy to measure assets and liabilities. As of December31, 2011 and 2010, the assets and liabilities measured at fair value on a recurring basis are derivatives, cash equivalents and government debt securities. In addition, the Company measures its pension plan assets at fair value (see Item 8. Financial Statements and Supplementary Data - Note 14, "Employee Benefit Plans" for further details). The Company's financial assets and liabilities are measured using inputs from the three levels of the fair value hierarchy as follows:

Level 1 - Inputs are unadjusted quoted market prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. The fair values of money market funds are based on unadjusted quoted market prices from various financial information service providers and securities exchanges.

Level 2 - Inputs are directly or indirectly observable, which include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability and inputs that are derived principally from or corroborated by observable market data by correlation or other means. The fair values of derivatives are based on quoted market prices from various banks for similar instruments.The valuation of these instruments reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including forward curves.

Level 3 - Inputs are unobservable inputs that are used to measure fair value to the extent observable inputs are not available.The Company does not have any financial assets or liabilities that are classified as Level 3 inputs as of December31, 2011 or 2010.

In accordance with the fair value hierarchy, the following table provides the fair value of the Company's financial assets and liabilities that are required to be measured at fair value as of December31, 2011 and 2010:

	FairValueMeasurements
	AsofDecember31,2011			AsofDecember31,2010
($inmillions)	Total	Level1	Level2	Total	Level1	Level2
Assets
Cash equivalents	$154.7	$154.7	$-	$154.5	$154.5	$-
Government debt securities	0.9	0.9	-	-	-	-
Total assets at fair value	$155.6	$155.6	$-	$154.5	$154.5	$-

Liabilities
Interest rate swaps	$2.2	$-	$2.2	$19.5	$-	$19.5
Foreign exchange contracts	-	-	-	0.5	-	0.5
Total liabilities at fair value	$2.2	$-	$2.2	$20.0	$-	$20.0

Debt

The Company estimates the fair value of its debt under the senior secured credit facilities and Titanium Dioxide Pigments venture facility agreement, based on current interest rates and terms, approximates carrying value. Based on quoted market values at December31, 2011 and 2010, the Company estimates the fair value of its 2014 Notes approximated $531.5 million and $547.6 million, respectively.As of December31, 2011 and 2010, the principal carrying amount of the 2014 Notes was $524.1 million and $534.7 million, respectively.